Earnings/(Loss) Per Share - Schedule of Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Numerator for computing basic net earnings/(loss) per share | ¥				¥ 102,763
Add: Extinguishment and reissuance of Series B preferred shares	¥ 0	$ 0	¥ 0	363,279
Deduct: Accretion of redeemable convertible preferred shares	0	0	298,990	(5,073,140)
Add: Allocation of net income attributable to preferred shareholders | ¥				870,166
Numerator for computing diluted net loss per share | ¥				¥ (3,736,932)
Denominator:
Weighted average number of ordinary shares outstanding				342,548,237
Conversion of redeemable convertible preferred shares to ordinary shares				2,900,599,024
Weighted average number of shares used in calculating diluted net loss per share				3,243,147,261
Diluted net loss per share | ¥ / shares				¥ (1.15)
Class A Ordinary Shares
Numerator:
Numerator for computing basic net earnings/(loss) per share	(4,507,230)	(647,424)	(3,967,701)
Deduct: Accretion of redeemable convertible preferred shares | ¥			126,085
Numerator for computing diluted net loss per share	¥ (4,507,230)	$ (647,424)	¥ (3,967,701)
Denominator:
Weighted average number of ordinary shares outstanding	2,228,491,004	2,228,491,004	1,631,116,600
Weighted average number of shares used in calculating diluted net loss per share	2,228,491,004	2,228,491,004	1,631,116,600
Diluted net loss per share | (per share)	¥ (2.02)	$ (0.29)	¥ (2.43)
Class B Ordinary Shares
Numerator:
Numerator for computing basic net earnings/(loss) per share	¥ (5,817,641)	$ (835,652)	¥ (5,441,065)
Deduct: Accretion of redeemable convertible preferred shares | ¥			172,905
Numerator for computing diluted net loss per share	¥ (5,817,641)	$ (835,652)	¥ (5,441,065)
Denominator:
Weighted average number of ordinary shares outstanding	2,876,391,396	2,876,391,396	2,236,815,186
Weighted average number of shares used in calculating diluted net loss per share	2,876,391,396	2,876,391,396	2,236,815,186
Diluted net loss per share | (per share)	¥ (2.02)	$ (0.29)	¥ (2.43)
Series B Preferred Shares
Numerator:
Add: Extinguishment and reissuance of Series B preferred shares | ¥				¥ 363,279